UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Summit Municipal Intermediate Fund	April 30, 2022
PRSMX	Investor Class
PAIFX	Advisor Class
PRTMX	I Class
T. ROWE PRICE Summit Municipal Funds

HIGHLIGHTS

■	Tax-exempt bonds sold off sharply as investors priced in expectations for rapid monetary tightening by the Federal Reserve and a protracted inflationary environment.

■	The Summit Municipal Intermediate and Summit Municipal Income Funds registered deeply negative returns. The funds underperformed their respective Bloomberg benchmarks and delivered mixed results versus their Lipper peer group averages.

■	We maintained a constructive outlook on major airports. Additionally, we felt that the market-wide downturn introduced compelling entry points in airport revenue bonds and several other higher-yielding segments where credit fundamentals, in our view, remained solid.

■	While we see potential for continued outflows from municipal bond funds industrywide and further interest rate volatility over the near term, we feel that strong fiscal conditions for states and localities leave municipal bonds relatively well positioned for a tenuous investment landscape.

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Market Commentary

Dear Shareholder

Global stock markets produced negative returns during the first half of your fund’s fiscal year, the six-month period ended April 30, 2022, while rising bond yields weighed on returns for fixed income investors. Fears concerning new coronavirus variants, rising interest rates, and soaring inflation caused bouts of volatility throughout the period. These concerns were compounded by Russia’s invasion of Ukraine in February, sending markets around the world into correction territory.

All major global and regional equity benchmarks receded during the period. Value shares extended their recent outperformance of growth stocks as equity investors turned risk averse. Although most sectors finished in the red, energy stocks registered exceptional returns as oil prices jumped in response to Russia’s invasion and the ensuing commodity supply crunch. A strong U.S. dollar weighed on returns for U.S. investors in most international markets. Across the style spectrum, developed markets held up better than emerging markets.

In November 2021, the emergence of the omicron variant of the coronavirus prompted worries about the economic outlook and the potential that a resurgence in cases could lead to further supply chain disruptions. While omicron variant trends and restrictions eased in most regions early in 2022, China continued to pursue a “zero-COVID” policy, resulting in large-scale lockdowns and industrial production disruptions.

In February 2022, markets were caught further by surprise when Russia launched a large-scale military offensive into Ukraine. The strong sanctions on Russia that followed raised concerns about supply chains that were already stressed by the coronavirus pandemic. On March 8, the White House announced that the U.S. was cutting off all oil imports from Russia. In response, oil prices surged to their highest level in a decade.

Concerns over inflation intensified over much of the period, driven in part by events in Ukraine and China. Along with supply chain problems, the release of pent-up demand for travel, recreation, and other services also pushed prices higher. In the U.S., consumer prices rose 8.5% in March versus the year before—the highest annual reading since December 1981—driven by accelerating energy and food prices.

Elevated inflation caused global monetary policy to take a hawkish turn. In the U.S., Federal Reserve officials began tapering the central bank’s monthly purchases of Treasuries and agency mortgage-backed securities in November. In March, the Fed approved its first interest rate hike in more than three years and signaled an accelerating pace of rate increases ahead. In Europe, the Bank of England raised its key interest rate three times in a row between December and March, while the European Central Bank indicated in March that it could end its asset purchase program as soon as the third quarter of 2022.

Bond indexes were broadly negative as yields rose across the Treasury yield curve amid surging inflation and expectations of aggressive monetary tightening. (Bond yields and prices move in opposite directions.) Investment-grade corporate bonds experienced significant losses, while municipal bonds suffered through their worst quarter in more than 40 years at the start of 2022 and finished the period lower. Late in the period, multiple portions of the Treasury yield curve inverted briefly, raising fears of a looming recession.

The challenges global markets face are complex and could drive market volatility for some time. Investors will be closely monitoring the Fed’s actions as the central bank attempts to use interest rate hikes to tame inflation without stifling economic growth. Meanwhile, the ongoing geopolitical and humanitarian crisis in Ukraine continues to disrupt supply chains, increase inflationary pressures, and dampen consumer confidence.

During challenging times like these, I am heartened by our firm’s long-term focus and time-tested investment approach. I also recognize that market volatility and sector rotation historically have presented very good opportunities for active investors. I remain confident in the ability of our global research organization to uncover compelling investment ideas that can help deliver superior long-term risk-adjusted performance as market conditions normalize.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps

CEO and President

Management’s Discussion of Fund Performance

SUMMIT MUNICIPAL INTERMEDIATE FUND

INVESTMENT OBJECTIVE

The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

FUND COMMENTARY

How did the fund perform in the past six months?

The Summit Municipal Intermediate Fund returned -7.12% over the period. The fund underperformed its Bloomberg benchmark and fared marginally worse than its Lipper peer group average. (Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The prospect of aggressive interest rate hikes by the Federal Reserve to combat high inflation triggered a historic sell-off in the municipal bond market, which was aggravated by severe mutual fund outflows industrywide. Long-maturity bonds, whose prices are more vulnerable to rising interest rates than shorter-term bonds, underperformed by a wide margin. The BBB rating tier performed the worst among credit qualities, followed by non-investment-grade debt, as credit spreads widened moderately amid rising concerns about an economic slowdown. (Credit spreads are the yield differences between higher- and lower-rated bonds of similar maturity.)

In navigating this volatile market environment, we continued to lean on our rigorous research process in an attempt to earn incremental risk-adjusted yield for the fund. We entered 2022 with a somewhat cautious risk outlook due to elevated valuations. However, as macroeconomic fears and persistent outflows led to sharply higher yields and materially wider credit spreads, we observed unique buying opportunities in longer-maturity, lower-quality segments, where we began to incrementally add exposure in the portfolio. Our rotation toward these parts of the market contributed to the fund’s underperformance, however, as yields continued to climb through the end of April alongside a further increase in credit spreads.

Interest rate management primarily hampered the fund’s relative returns. Due in part to our migration into intermediate- to long-maturity bonds, the portfolio’s duration—a key measure of its sensitivity to interest rate changes—was modestly longer than that of the benchmark, and this positioning hurt relative returns as yields raced to multiyear highs. While we still see attractive buying opportunities in these portions of the yield curve, we are carefully monitoring the fund’s overall duration position given the potential, in our view, for further interest rate volatility as the Federal Reserve likely proceeds with its monetary tightening objectives.

Asset allocation subtracted from relative performance, mostly owing to the fund’s positioning within the revenue bond sector. An overweight to prepaid gas bonds dented relative returns amid headwinds to investment banks that guarantee the payment obligations of gas-delivery contracts. Additionally, an overweight to airport revenue bonds diminished performance as credit spreads in the subsector widened.

Security selections of revenue bonds buoyed relative performance, however, led by additive investments in the dedicated tax subsector. The portfolio’s holdings of Puerto Rico Sales Tax Financing Corporation revenue bonds particularly benefited results amid stronger-than-expected tax receipts for Puerto Rico and tailwinds from the territory’s successful restructuring of its general obligation (GO) debt. Our selections of revenue bonds from airports and public power utilities lifted relative returns, as did those from industrial development/pollution control projects and hospitals. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

How is the fund positioned?

The fund’s credit quality diversification finished the period little changed. Consistent with the fund’s investment profile, we continued to emphasize high-grade issues in the portfolio, with bonds in the three highest rating categories composing approximately 85% of its net assets as of April 30, 2022.

Relative to the benchmark, we maintained overweight positions in the A rated segment and, to a lesser degree, the BBB tier, mostly at the expense of AAA and AA bonds. This positioning reflected our long-held view that the lower end of the investment-grade spectrum typically offers the best opportunities to earn incremental risk-adjusted yield for the portfolio.

In the final months of 2021, we held a bias for AA rated debt as we saw the potential for waning fiscal and monetary stimulus and coronavirus-related economic headwinds to weigh on mid-and lower-quality bonds. However, as the period progressed and credit spreads in investment-grade segments expanded, we began to pivot back toward A and BBB rated bonds from high-conviction names. We also kept a small out-of-benchmark position in non-investment-grade debt (BB and below)—intended to increase the fund’s yield potential—as well as a modest allocation to unrated issues.

Sector positioning held mostly steady over the period. While we continued to underweight state and local government GOs, we felt comfortable increasing the portfolio’s holdings of some higher-yielding obligors that, in our view, were on a positive credit trajectory and offered attractive opportunities to enhance the portfolio’s yield. Most notably, we added exposure to Puerto Rico GOs after the commonwealth officially exited its bankruptcy-like process following federal court approval of its debt restructuring plan. We aimed to balance this tactical investment by purchasing GOs from higher-rated states with more favorable economic profiles, such as the state of Washington.

Transportation revenue bonds—including airport, toll road, and ground transportation credits—remained the fund’s largest absolute position and overweight versus the benchmark. We were particularly constructive on airports during the period, with San Francisco International Airport revenue bonds representing a notable purchase for the fund.

Continued recovery in air travel despite a winter surge in coronavirus infections supported our conviction in the subsector, as did the provision of additional federal aid to airports through the Infrastructure Investment and Jobs Act. On a more structural basis, our investment thesis on the subsector remained underpinned by major airports’ substantial debt service reserve accounts as well as their solid cash positions, which were boosted by federal relief funds during the pandemic.

The revenue-backed health care subsector remained a structural overweight for the fund, although we sought to migrate toward higher-rated issuers amid headwinds to hospitals from staffing shortages and corresponding wage pressures. Specifically, we felt that health care systems with leading market positions, effective management teams, and large cash cushions would be best equipped to withstand labor market challenges by balancing operational excellence and cost controls.

Prepaid gas supply bonds also represented an overweight position for the fund. Based on relative value considerations, we added exposure to names such as Tennergy Corporation (Tennessee) and Southeast Energy Authority (Alabama).

What is portfolio management’s outlook?

Accelerating inflation, geopolitical turmoil, and the start of rapid monetary tightening have amplified risks to the global economy, sparking a series of volatile moves across asset classes. The municipal bond market has not been immune to these macro developments, evidenced by its rates-driven sell-off this year, which has been worsened by intense outflows from municipal bond funds industrywide.

Thus far, moderate new issuance has helped mitigate pressures from the outflow cycle, but we believe that primary market activity could increase in the coming months. While we see the potential for continued outflows and other technical headwinds over the near term and anticipate additional bouts of interest rate volatility in 2022, we feel that strong fiscal conditions for states and localities leave municipal bonds relatively well positioned for a tenuous investment landscape.

News surrounding the Russia-Ukraine war, inflation, and monetary policy will likely dominate headlines in the coming months, and while we will continue to closely monitor these and other macroeconomic factors, we remain as focused as ever on bottom-up credit analysis. In our view, the sharp downturn in the municipal bond market has introduced compelling entry points in several segments, and we are striving to maintain liquidity to potentially take advantage of further pricing inefficiencies should they arise. Ultimately, we will aim to stay risk aware and disciplined in our fundamental, research-driven approach, which we believe will serve our clients well.

SUMMIT MUNICIPAL INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of income exempt from federal income taxes.

FUND COMMENTARY

How did the fund perform in the past six months?

The Summit Municipal Income Fund returned -8.04% over the period. The fund modestly underperformed its Bloomberg benchmark but fared better than its Lipper peer group average. (Returns for Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The prospect of aggressive interest rate hikes by the Federal Reserve to combat high inflation triggered a historic sell-off in the municipal bond market, which was aggravated by severe mutual fund outflows industrywide. Long-maturity bonds, whose prices are more vulnerable to rising interest rates than shorter-term bonds, underperformed by a wide margin. The BBB rating tier performed the worst among credit qualities, followed by non-investment-grade debt, as credit spreads widened moderately amid rising concerns about the economic outlook. (Credit spreads are the yield differences between higher- and lower-rated bonds of similar maturity).

Against this backdrop, interest rate management hampered the fund’s performance versus the benchmark. The portfolio’s duration—a key measure of its sensitivity to interest rate changes—remained longer than that of the benchmark, and this positioning hurt relative returns as yields spiked over the period. On the other hand, the fund benefited from a flattening of the municipal yield curve—in which shorter-term rates increased more than long-term rates—thanks to its overweight exposures to long-term segments and underweight to the front end of the curve.

Asset allocation marginally supported relative returns. An overweight to life care revenue bonds added value as solid returns for the subsector in the final months of 2021 enabled it to outperform over the full reporting period. This contribution was mitigated by an overweight to prepaid gas supply bonds amid headwinds to investment banks that guarantee the payment obligations of gas-delivery contracts. An underweight to the housing revenue subsector further detracted from results.

Our selections of revenue-backed securities buoyed relative performance, led by additive investments in hospital and dedicated tax revenue bonds. The fund’s holdings of toll road and lease/appropriation revenue bonds also advanced relative returns, while investments in multifamily affordable housing properties modestly impeded results.

How is the fund positioned?

The fund’s weighted average duration lengthened from 5.0 years to 5.8 years over the period and remained longer than the benchmark’s duration, due in large part to the portfolio’s overweight positions at the far end of the yield curve. While we still see attractive buying opportunities in this part of the curve, we are closely monitoring the fund’s exposure to long maturities as we generally prefer a neutral duration stance, especially in volatile interest rate environments.

In terms of credit quality diversification, bonds in the three highest rating categories composed nearly three-fourths of the fund’s net assets as of April 30, 2022. Based on risk/reward considerations, we modestly added exposure to A rated bonds during the past six months while trimming positions in the BBB segment.

However, both rating tiers represented overweight allocations for the fund, mostly at the expense of AA and AAA bonds. This positioning reflected our long-held view that the lower end of the investment-grade spectrum typically offers the best opportunities to earn incremental risk-adjusted yield for the portfolio. We also kept a small position in non-investment-grade debt (BB and below), intended to enhance the fund’s yield potential, as well as an allocation to unrated issues.

Sector positioning held mostly steady. Transportation revenue bonds—including airport, toll road, and ground transportation credits—remained the fund’s largest absolute position and a meaningful overweight versus the benchmark. We were particularly constructive on airports during the period, and we sought to selectively rotate out of the lower-yielding, more liquid prerefunded sector in favor of higher-yielding airport credits, such as Salt Lake City International Airport revenue bonds. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Continued recovery in air travel despite a winter surge in coronavirus infections supported our conviction in the subsector, as did the provision of additional federal aid to airports through the Infrastructure Investment and Jobs Act. On a more structural basis, our investment thesis on the subsector remained underpinned by major airports’ substantial debt service reserve accounts as well as their solid cash positions, which were boosted by federal relief funds during the pandemic.

We also maintained the fund’s overweight to the revenue-backed health care subsector, although we sought to migrate toward higher-rated issuers amid headwinds to hospitals from staffing shortages and related wage pressures. Specifically, we felt that hospitals with leading market positions, effective management teams, and large cash cushions would be best equipped to withstand labor market challenges by balancing operational excellence and cost controls. Notable purchases in this segment included pooled revenue bonds issued on behalf of the University of California’s six medical centers.

Prepaid gas supply bonds also remained an overweight allocation for the fund. We reduced the fund’s total exposure to this area of the market, though names such as Main Street Natural Gas (Georgia) and Southeast Energy Authority (Alabama) represented some of its largest net purchases over the period.

What is portfolio management’s outlook?

Accelerating inflation, geopolitical turmoil, and the start of rapid monetary tightening have amplified risks to the global economy, sparking a series of volatile moves across asset classes. The municipal bond market has not been immune to these macro developments, evidenced by its rates-driven sell-off this year, which has been worsened by intense outflows from municipal bond funds industrywide.

Thus far, moderate new issuance has helped mitigate pressures from the outflow cycle, but we believe that primary market activity could increase in the coming months. While we see the potential for continued outflows and other technical headwinds over the near term and anticipate additional bouts of interest rate volatility in 2022, we feel that strong fiscal conditions for states and localities leave municipal bonds relatively well positioned for a tenuous investment landscape.

News surrounding the Russia-Ukraine war, inflation, and monetary policy will likely dominate headlines in the coming months, and while we will continue to closely monitor these and other macroeconomic factors, we remain as focused as ever on bottom-up credit analysis. In our view, the sharp downturn in the municipal bond market has introduced compelling entry points in several segments, and we are striving to maintain liquidity to potentially take advantage of further pricing inefficiencies should they arise. Ultimately, we will aim to stay risk aware and disciplined in our fundamental, research-driven approach, which we believe will serve our clients well.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN MUNICIPAL SECURITIES

Funds that invest in municipal securities are subject to price declines due to rising interest rates, with long-term securities generally being the most sensitive to rate fluctuations. Other risks include credit rating downgrades, defaults on scheduled interest and principal payments, and the possibility that municipal securities will, because of legislation or a significant restructuring of federal income tax rates, lose their advantage as a source of tax-free income. Some income may be subject to state and local taxes and the federal alternative minimum tax.

BENCHMARK INFORMATION

Note: Bloomberg®, Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, and Bloomberg Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.

Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

GROWTH OF $25,000

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

I Class

	6 Months Ended 4/30/22	Year Ended 10/31/21	10/31/20	3/1/19[1] Through 10/31/19
NET ASSET VALUE				
Beginning of period	$ 12.26	$ 12.20	$ 12.12	$ 11.78
Investment activities				
Net investment income[2][3]	0.13	0.27	0.30	0.20
Net realized and unrealized gain/loss	(0.99)	0.06	0.08	0.35
Total from investment activities	(0.86)	0.33	0.38	0.55
Distributions				
Net investment income	(0.13)	(0.27)	(0.30)	(0.21)
Net realized gain	—[4]	—[4]	—	—
Total distributions	(0.13)	(0.27)	(0.30)	(0.21)
NET ASSET VALUE				
End of period	**$ 11.27**	**$ 12.26**	**$ 12.20**	**$ 12.12**

Ratios/Supplemental Data

Total return[3][5]	**(7.07)%**	**2.72%**	**3.17%**	**4.65%**
Ratios to average net assets:[3]				
Gross expenses before waivers/payments by Price Associates	0.37%[6]	0.37%	0.38%	0.38%[6]
Net expenses after waivers/payments by Price Associates	0.37%[6]	0.37%	0.38%	0.38%[6]
Net investment income	2.18%[6]	2.20%	2.47%	2.54%[6]
Portfolio turnover rate	12.4%	6.6%	15.6%	9.2%
Net assets, end of period (in millions)	$3,413	$3,549	$2,783	$2,532

[1] Inception date
[2] Per share amounts calculated using average shares outstanding method.
[3] See Note 5 for details of expense-related arrangements with Price Associates.
[4] Amounts round to less than $0.01 per share.
[5] Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
[6] Annualized

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par	$ Value
MUNICIPAL SECURITIES 99.4%		
ALABAMA 0.8%		
Black Belt Energy Gas Dist., Series C-1, VRDN, 4.00%, 10/1/52 (Tender 12/1/26)	9,625	9,782
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	27,000	27,358
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%, 5/1/32 (1)	4,343	4,171
Wilsonville Ind. Dev. Board, VRDN, 0.41%, 12/1/30 (2)	4,300	4,300
Wilsonville Ind. Dev. Board, Series D, VRDN, 0.45%, 1/1/24	2,200	2,200
		47,811
ALASKA 0.1%		
Alaska Housing Fin., Series B, 5.00%, 12/1/31	8,325	9,277
		9,277
ARIZONA 1.9%		
Arizona HFA, Banner Health, Series A, 5.00%, 1/1/23	1,430	1,459
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/33	2,000	2,282
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34	3,100	3,530
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35	1,650	1,873
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36	1,900	2,152
Maricopa County IDA, Banner Health, 5.00%, 1/1/32	10,465	11,446
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%, 1/1/48 (Tender 10/18/24)	12,145	12,835
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%, 11/15/24	1,270	1,241
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%, 11/15/29	2,110	1,976
Phoenix Civic Improvement, 4.00%, 7/1/44	5,650	5,647
Phoenix Civic Improvement, 5.00%, 7/1/33 (2)	630	678
Phoenix Civic Improvement, 5.00%, 7/1/35 (2)	4,700	5,050
Phoenix Civic Improvement, 5.00%, 7/1/36 (2)	3,715	3,988
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40	2,250	2,357
Phoenix Civic Improvement, Series A, 4.00%, 7/1/42	4,025	4,200
Phoenix Civic Improvement, Series A, 5.00%, 7/1/23 (2)	1,000	1,027
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24 (2)	1,300	1,358
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25 (2)	2,195	2,324
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30	1,500	1,650
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31	4,175	4,573
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32	1,280	1,400
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33	3,060	3,343
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34	1,690	1,844
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/23	100	103

Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/24	300	314
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/25	300	319
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/26	250	269
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/27	300	327
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/28	450	493
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/29	350	381
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/30	350	379
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	400	431
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/32	400	429
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	300	322
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/30	10,000	11,020
Salt River Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/31	12,990	14,285
Salt River Agricultural Improvement & Power Dist., Arizona Electric System, 5.00%, 1/1/31	3,000	3,348
Salt River Agricultural Improvement & Power Dist., Arizona Electric System, 5.00%, 1/1/32	6,695	7,692
		118,345
CALIFORNIA 10.5%		
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/31	1,000	1,030
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%, 8/1/33	2,000	2,058
California, GO, 4.00%, 11/1/35	6,355	6,608
California, GO, 4.00%, 11/1/36	6,000	6,196
California, GO, 4.00%, 11/1/37	3,595	3,683
California, GO, 4.00%, 11/1/45	715	721
California, GO, 5.00%, 4/1/29	2,840	3,223
California, GO, 5.00%, 9/1/31	5,400	6,289
California, GO, 5.00%, 11/1/31	7,875	8,828
California, GO, 5.00%, 9/1/32	4,000	4,638
California, GO, 5.00%, 12/1/36	10,000	11,386
California Community Choice Fin. Auth., Green Bond, Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)	2,560	2,597

California Dept. of Water Resources & Power Supply, Central Valley, Series AW, 5.00%, 12/1/31	7,000	7,663
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	2,075	2,271
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	2,500	2,731
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35 (Prerefunded 11/15/25) (3)	9,380	10,188
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35	3,901	4,077
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33	7,733	7,943
California Infrastructure & Economic Dev. Bank, Series B, FRN, 100% of SIFMA + 0.70%, 1.14%, 12/1/50 (Tender 6/1/26)	3,375	3,358
California Municipal Fin. Auth., Caritas Affordable Housing, Series A, 5.00%, 8/15/30	1,000	1,032
California Municipal Fin. Auth., Linxs APM Project, 5.00%, 12/31/33 (2)	1,000	1,056
California Municipal Fin. Auth., Linxs APM Project, 5.00%, 12/31/34 (2)	1,200	1,266
California PFA, Enso Village Project, 2.375%, 11/15/28 (1)	1,000	940
California PFA, Enso Village Project, 3.125%, 5/15/29 (1)	895	839
California PFA, Enso Village Project, 5.00%, 11/15/36 (1)	750	767
California PFA, Enso Village Project, Series B-3, 2.125%, 11/15/27 (1)	1,220	1,156
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/27	1,350	1,381
California Public Works Board, Judicial Council, Series A, 5.00%, 3/1/28	1,660	1,698
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/32 (Prerefunded 7/1/24) (3)	3,000	3,163
California Statewide CDA, Huntington Memorial Hosp., Series B, 5.00%, 7/1/33 (Prerefunded 7/1/24) (3)	2,380	2,509
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)	1,910	2,165
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN, 5.00%, 4/1/45 (Tender 11/1/29)	10,975	12,440
California Statewide CDA, Kaiser Permanente, Series L, VRDN, 5.00%, 4/1/38 (Tender 11/1/29)	5,095	5,775
California Statewide CDA, Loma Linda Univ. Medical Center, 5.25%, 12/1/29	2,630	2,751
California Statewide CDA, Loma Linda Univ. Medical Center, 5.25%, 12/1/34	10,830	11,269
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/25 (1)	2,265	2,398
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/27 (1)	1,005	1,064
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (1)	4,235	4,471
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/29 (1)	3,000	3,161

California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/30 (1)	6,875	7,230
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/31 (1)	4,275	4,490
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/36 (1)	7,750	8,091
California, Various Purpose, GO, 4.00%, 3/1/27	7,465	7,927
California, Various Purpose, GO, 4.00%, 3/1/28	8,000	8,538
California, Various Purpose, GO, 4.00%, 9/1/35	5,000	5,129
California, Various Purpose, GO, 4.00%, 10/1/37	2,900	2,974
California, Various Purpose, GO, 5.00%, 8/1/24	5,290	5,593
California, Various Purpose, GO, 5.00%, 10/1/27	18,140	18,599
California, Various Purpose, GO, 5.00%, 11/1/27	20,000	20,755
California, Various Purpose, GO, 5.00%, 9/1/28	8,800	9,648
California, Various Purpose, GO, 5.00%, 10/1/29	13,950	14,725
California, Various Purpose, GO, 5.00%, 8/1/30	4,000	4,284
California, Various Purpose, GO, 5.00%, 8/1/33	12,000	13,177
California, Various Purpose, GO, 5.00%, 3/1/34	5,000	5,662
California, Various Purpose, GO, 5.00%, 3/1/34	2,320	2,627
California, Various Purpose, GO, 5.00%, 8/1/35	9,875	10,358
California, Various Purpose, GO, 5.00%, 4/1/38	440	458
California, Various Purpose, Series B, GO, 5.00%, 8/1/24	1,685	1,781
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27	21,250	23,706
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30	8,000	8,718
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34	5,000	5,706
Los Angeles County Metropolitan Transportation Auth., Refunding, Series A, 5.00%, 7/1/33	21,790	24,024
Los Angeles County Metropolitan Transportation Auth., Refunding, Series A, 5.00%, 7/1/34	23,360	25,731
Los Angeles Dept. of Airports, 5.00%, 5/15/32 (2)	6,100	6,640
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (2)	4,000	4,402
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2)	3,500	3,885
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36 (2)	10,000	11,105
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40	2,315	2,583
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2)	6,050	6,556
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33 (2)	7,920	8,689
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/38 (2)	10,000	9,923
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/41 (2)	8,495	8,412
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/33 (2)	9,910	11,024
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/34 (2)	5,000	5,545
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (2)	1,105	1,224
Los Angeles Dept. of Water & Power, Series A, 5.00%, 7/1/27	90	90
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29	15,735	16,201
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34	5,000	5,338
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41	4,065	4,571

Metropolitan Water Dist. of Southern California, Series C, 5.00%, 7/1/40	5,635	6,396
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M USD LIBOR + 0.72%, 1.368%, 7/1/27	3,565	3,518
Orange County Transportation Auth., BAN, 5.00%, 10/15/24	10,000	10,603
Regents of the Univ. of California Medical Center, Series P, 5.00%, 5/15/35 (4)	6,250	7,083
Regents of the Univ. of California Medical Center, Series P, 5.00%, 5/15/36 (4)	8,000	9,004
Riverside County Transportation Commission, Restructure 91 Express, Series B-1, 4.00%, 6/1/39	2,005	1,973
San Diego County Regional Airport Auth., 5.00%, 7/1/31	1,395	1,563
San Diego County Regional Airport Auth., 5.00%, 7/1/32	2,500	2,787
San Diego County Regional Airport Auth., 5.00%, 7/1/33	3,000	3,328
San Diego County Regional Airport Auth., 5.00%, 7/1/34	3,000	3,324
San Diego County Regional Airport Auth., 5.00%, 7/1/35	1,205	1,333
San Francisco City & County Int'l. Airport, Series A, 5.00%, 5/1/38 (2)	6,250	6,774
San Francisco City & County Int'l. Airport, Series E, 5.00%, 5/1/37 (2)	4,450	4,792
San Francisco City & County Int'l. Airport, Series H, 5.00%, 5/1/30 (2)	8,335	9,086
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series A, 5.00%, 5/1/28 (2)	1,815	1,974
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series A, 5.00%, 5/1/29 (2)	5,000	5,485
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series A, 5.00%, 5/1/30 (2)	6,500	7,158
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series A, 5.00%, 5/1/31 (2)	5,000	5,527
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series D, 5.00%, 5/1/34	3,800	4,211
San Francisco City & County Int'l. Airport, San Francisco Airport Commission, Series D, 5.00%, 5/1/35	6,735	7,455
San Francisco City & County Int'l. Airport, Unrefunded Balance, Series A, 5.00%, 5/1/23 (2)(5)	1,975	2,028
San Francisco Community College Dist., GO, 5.00%, 6/15/29	905	965
San Francisco Community College Dist., GO, 5.00%, 6/15/30	4,080	4,344
San Francisco Community College Dist., GO, 5.00%, 6/15/31	4,060	4,317
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34 (2)(6)	3,870	3,872
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33 (2)	1,300	1,422
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28	1,750	1,819
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29	2,000	2,079
Univ. of California, Series AI, 5.00%, 5/15/32	13,500	13,880
		641,008

COLORADO 2.3%

Colorado, Series A, COP, 4.00%, 12/15/35	725	758
Colorado, Series A, COP, 4.00%, 12/15/36	1,195	1,247
Colorado, Series A, COP, 4.00%, 12/15/38	2,385	2,482
Colorado, Series A, COP, 4.00%, 12/15/39	3,780	3,911
Colorado, Series A, COP, 4.00%, 12/15/40	3,000	3,086
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39	5,000	5,586
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%, 7/1/30 (Prerefunded 11/9/22) (3)	4,045	4,114
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	3,725	3,929
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27	2,425	2,680
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28	5,450	6,084
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34	7,250	8,044
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2)	8,845	9,741
Denver City & County Airport, Series A, 5.00%, 12/1/32 (2)	3,510	3,767
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2)	6,550	7,008
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2)	26,680	28,486
Denver City & County Airport, Series A, 5.00%, 12/1/43 (2)	24,360	25,748
Denver City & County Airport, Series B, 5.00%, 11/15/29 (Prerefunded 11/15/22) (3)	2,645	2,693
Denver City & County Airport, Series B, 5.00%, 11/15/30 (Prerefunded 11/15/22) (3)	3,725	3,792
Denver City & County Airport, Series B, 5.25%, 11/15/28	3,000	3,115
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (2)	12,090	12,351
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23 (7)	585	607
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23 (7)	230	239
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25 (7)	250	270
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (7)	575	630
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (7)	630	717
		141,085

CONNECTICUT 0.7%

Connecticut, Series A, GO, 5.00%, 10/15/25	5,000	5,185
Connecticut, Series E, GO, 5.00%, 9/15/31	12,000	13,376
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 10/1/29	10,000	10,351
Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, 5.00%, 1/1/32	10,000	11,026
Mashantucket Western Pequot Tribe, (4.00% Cash and 2.05% PIK), 6.05%, 7/1/31 (8)(9)(10)	384	85
		40,023

DELAWARE 0.4%

Delaware, Series A, GO, 5.00%, 2/1/31	3,915	4,408
Delaware, Series A, GO, 5.00%, 2/1/32	3,000	3,372

Delaware River & Bay Auth., 5.00%, 1/1/32 (4)	1,100	1,252
Delaware River & Bay Auth., 5.00%, 1/1/33 (4)	1,100	1,248
Delaware River & Bay Auth., 5.00%, 1/1/34 (4)	695	784
Delaware River & Bay Auth., 5.00%, 1/1/35 (4)	300	338
Delaware River & Bay Auth., 5.00%, 1/1/36 (4)	350	393
Delaware River & Bay Auth., 5.00%, 1/1/37 (4)	400	448
Delaware River & Bay Auth., 5.00%, 1/1/38 (4)	410	459
Delaware River & Bay Auth., 5.00%, 1/1/39 (4)	450	502
Delaware State HFA, Beebe Medical Center, 4.00%, 6/1/35	1,080	1,083
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32	1,685	1,861
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33	2,780	3,061
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34	2,500	2,745
Univ. of Delaware, 5.00%, 11/1/38	2,235	2,507
		24,461
DISTRICT OF COLUMBIA 3.2%		
District of Columbia, Series A, 4.00%, 3/1/40	2,345	2,412
District of Columbia, Series A, 5.00%, 3/1/33	2,445	2,778
District of Columbia, Series A, 5.00%, 3/1/34	2,485	2,819
District of Columbia, Series A, 5.00%, 3/1/36	12,000	13,535
District of Columbia, Series A, 5.00%, 3/1/40	3,110	3,506
District of Columbia, Series A, GO, 5.00%, 6/1/30	750	800
District of Columbia, Series A, GO, 5.00%, 6/1/31	5,000	5,328
District of Columbia, Series A, GO, 5.00%, 6/1/34	4,965	5,360
District of Columbia, Series A, GO, 5.00%, 6/1/36	4,550	4,950
District of Columbia, Series A, GO, 5.00%, 10/15/44	2,315	2,575
District of Columbia, Series C, 5.00%, 5/1/37	1,780	2,014
District of Columbia, Series D, GO, 5.00%, 6/1/29	4,365	4,809
District of Columbia, Series D, GO, 5.00%, 6/1/32	10,000	10,934
District of Columbia, Georgetown Univ., 5.00%, 4/1/33	3,000	3,207
District of Columbia, Georgetown Univ., 5.00%, 4/1/34	1,800	1,920
District of Columbia, Georgetown Univ., 5.00%, 4/1/35	2,000	2,131
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (2)	8,185	8,666
Metropolitan Washington Airports Auth., Series A, 4.00%, 10/1/37 (2)	1,500	1,516
Metropolitan Washington Airports Auth., Series A, 4.00%, 10/1/38 (2)	2,000	1,982
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/24 (2)	8,880	9,320
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/27 (2)	2,790	2,910
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/28 (2)	2,310	2,403
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/29 (2)	4,700	5,129

Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/30 (2)	3,285	3,574
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/31 (2)	4,675	5,061
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/33 (2)	5,300	5,720
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/34 (2)	7,350	7,758
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (2)	17,795	18,770
Metropolitan Washington Airports Auth., Series B, 5.00%, 10/1/30 (2)	10,280	10,803
Metropolitan Washington Airports Auth., Airport System, Series A, 5.00%, 10/1/31 (2)	3,655	3,699
Metropolitan Washington Airports Auth., Airport System, Series A, 5.00%, 10/1/40 (2)	3,410	3,685
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/28	5,000	5,549
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/29	8,190	9,046
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A, 5.00%, 10/1/30	2,800	3,082
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B, 4.00%, 10/1/35	1,000	1,058
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B, 4.00%, 10/1/36	855	903
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B, 4.00%, 10/1/37	1,000	1,046
Washington Metropolitan Area Transit Auth., Series B, 5.00%, 7/1/35	4,060	4,425
Washington Metropolitan Area Transit Auth., Green Bond, Series A, 4.00%, 7/15/38	6,845	7,071
Washington Metropolitan Area Transit Auth., Green Bond, Series A, 4.00%, 7/15/39	3,220	3,320
		195,574
FLORIDA 7.4%		
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%, 12/1/23	1,125	1,154
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/22	520	530
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/24	1,250	1,319
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%, 12/1/34	2,615	2,871
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B, 5.00%, 12/1/34	12,380	12,999

Brevard County HFA, Health First, 5.00%, 4/1/23	450	462
Brevard County HFA, Health First, 5.00%, 4/1/27	2,075	2,173
Brevard County HFA, Health First, 5.00%, 4/1/29	750	785
Brevard County HFA, Health First, 5.00%, 4/1/30	3,285	3,440
Brevard County HFA, Health First, 5.00%, 4/1/31	4,490	4,702
Brevard County HFA, Health First, 5.00%, 4/1/33	2,845	2,980
Brevard County HFA, Health First, 5.00%, 4/1/39	9,855	10,321
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41	12,000	13,051
Broward County Airport, 5.00%, 10/1/27 (2)	1,250	1,353
Broward County Airport, 5.00%, 10/1/29 (2)	2,265	2,437
Broward County Airport, 5.00%, 10/1/30 (2)	2,250	2,409
Broward County Airport, 5.00%, 10/1/31 (2)	1,500	1,600
Broward County Airport, 5.00%, 10/1/32 (2)	1,815	1,934
Broward County Airport, 5.00%, 10/1/33 (2)	1,295	1,378
Broward County Airport, 5.00%, 10/1/34 (2)	1,500	1,594
Broward County Airport, Series A, 5.00%, 10/1/33 (2)	4,840	5,250
Broward County Airport, Series A, 5.00%, 10/1/34 (2)	5,500	5,950
Broward County Airport, Series A, 5.25%, 10/1/29 (Prerefunded 10/1/23) (2)(3)	1,650	1,718
Broward County Airport, Series P-2, 5.00%, 10/1/25	3,700	3,746
Broward County Airport, Series P-2, 5.00%, 10/1/26 (Prerefunded 10/1/22) (3)	2,885	2,926
Broward County Airport, Series Q-1, 5.00%, 10/1/28 (Prerefunded 10/1/22) (3)	5,090	5,164
Broward County Port Fac., Series C, 5.00%, 9/1/29	1,760	2,019
Broward County Port Fac., Series D, 5.00%, 9/1/26 (2)	2,760	3,002
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/25	750	789
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/26	1,250	1,324
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/27	1,500	1,599
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/28	1,500	1,606
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%, 10/1/29	500	536
Central Florida Expressway Auth., 4.00%, 7/1/35 (7)	3,500	3,639
Central Florida Expressway Auth., 4.00%, 7/1/37 (7)	4,000	4,133
Central Florida Expressway Auth., 4.00%, 7/1/38 (7)	150	154
Central Florida Expressway Auth., 4.00%, 7/1/39 (7)	3,070	3,148
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30	16,915	18,346
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29	4,965	5,510
Florida Board of Ed., Lottery Revenue, Series A, 5.00%, 7/1/23	10,035	10,367
Florida DOT, Garvees, Series A, 5.00%, 7/1/30	10,085	11,603
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31	7,910	8,602
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25 (2)	10,000	10,628

Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27 (2)	15,315	16,651
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2)	3,000	3,189
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2)	6,500	6,903
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44 (2)	4,580	4,916
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A, 5.00%, 10/1/23 (2)	1,480	1,529
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B, 5.00%, 10/1/33 (Prerefunded 10/1/24) (3)	5,160	5,472
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B, 5.00%, 10/1/34 (Prerefunded 10/1/24) (3)	3,090	3,277
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%, 10/1/30	5,000	5,056
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37	1,300	1,309
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34	1,240	1,372
Miami-Dade County Aviation, 5.00%, 10/1/27 (2)	2,925	3,051
Miami-Dade County Aviation, Series A, 5.00%, 10/1/23 (2)	9,000	9,106
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24 (2)	10,000	10,119
Miami-Dade County Aviation, Series A, 5.00%, 10/1/26 (Prerefunded 10/1/22) (2)(3)	5,000	5,070
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29 (2)	1,800	1,868
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (2)	6,950	7,204
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32 (2)	9,590	9,913
Miami-Dade County Aviation, Series A, 5.00%, 10/1/38 (2)	5,930	6,156
Miami-Dade County Aviation, Series A, 5.00%, 10/1/49 (2)	15,335	16,052
Miami-Dade County Aviation, Series B, 5.00%, 10/1/25 (Prerefunded 10/1/22) (3)	3,000	3,043
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30	2,000	2,093
Miami-Dade County Expressway Auth., Series 2013A, 5.00%, 7/1/30	1,250	1,256
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26	3,900	3,921
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28	5,565	5,594
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31	2,000	2,092
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33	3,000	3,251
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26	4,530	4,765
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27	3,850	4,045
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28	2,775	2,911
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45 (2) (7)	6,450	6,275
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/37	1,000	1,042
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/38	520	540
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/41	1,250	1,283
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/42	1,750	1,785

Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/44	1,400	1,415
Miami-Dade County Water & Sewer System Revenue, 4.00%, 10/1/46	850	851
Orange County Convention Center, Tourist Dev. Tax, 5.00%, 10/1/23	12,735	13,210
Orange County School Board, Series C, COP, 5.00%, 8/1/30 (Prerefunded 8/1/25) (3)	18,050	19,500
Orange County School Board, Series C, COP, 5.00%, 8/1/33	5,535	5,951
Orange County School Board, Series D, COP, 5.00%, 8/1/30 (Prerefunded 8/1/25) (3)	2,250	2,416
Orlando-Orange County Expressway Auth., 5.00%, 7/1/28 (Prerefunded 7/1/23) (3)	4,990	5,157
Orlando-Orange County Expressway Auth., 5.00%, 7/1/29 (Prerefunded 7/1/23) (3)	3,000	3,101
Orlando-Orange County Expressway Auth., 5.00%, 7/1/32 (Prerefunded 7/1/23) (3)	11,550	11,938
Orlando-Orange County Expressway Auth., Series B, 5.00%, 7/1/24 (Prerefunded 7/1/23) (3)	1,830	1,889
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%, 6/1/31	2,150	2,085
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%, 6/1/36	2,500	2,358
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/27 (Prerefunded 6/1/23) (3)	3,900	4,021
Reedy Creek Improvement Dist., Series A, GO, 5.00%, 6/1/28 (Prerefunded 6/1/23) (3)	5,000	5,155
South Broward Hosp. Dist., 5.00%, 5/1/22	3,000	3,000
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	1,945	1,964
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/23	1,015	1,050
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34	6,385	6,898
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35	9,000	9,718
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27	400	433
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28	325	351
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29	420	453
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30	365	393
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31	700	753
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32	1,070	1,149
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33	455	488
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation, Series A, 5.00%, 9/1/25	2,900	2,934
Tolomato Community Dev. Dist., Special Assessment, Series 2015-2, STEP, 0.00%, 5/1/40	255	199
Tolomato Community Dev. Dist., Special Assessment, Series 2015-3, 6.61%, 5/1/40 (8)(9)	280	–
Tolomato Community Dev. Dist., Special Assessment, Series 3, 6.45%, 5/1/23 (8)(9)	155	–

Tolomato Community Dev. Dist., Special Assessment, Series A-4, STEP, 0.00%, 5/1/40	100	100
		452,290
GEORGIA 5.4%		
Atlanta Airport, Dept. of Aviation, Series A, 5.00%, 7/1/36	1,090	1,229
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38	2,575	2,646
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39	3,750	3,831
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40	3,435	3,495
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41	1,215	1,232
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42	5,145	5,187
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39 (2)	1,000	991
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41 (2)	1,000	990
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27	1,825	1,897
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29	12,865	13,373
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30	10,500	10,896
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31	14,440	14,989
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	2,055	2,126
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36	4,585	5,055
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38	5,000	5,499
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.50%, 1/1/29	2,805	1,487
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 6.75%, 1/1/35	9,705	5,144
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1, 7.00%, 1/1/40	3,065	1,625
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/30	2,335	2,481
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%, 7/1/31	4,280	4,541
Atlanta Water & Wastewater, 5.00%, 11/1/31	12,860	13,774
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded 5/1/25) (3)	6,000	6,439
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, VRDN, 0.51%, 11/1/52	9,080	9,080
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%, 4/1/25	1,075	1,145
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%, 4/1/26	2,100	2,269
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/29	5,395	5,534
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/31	500	547
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/33	1,250	1,361
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35	2,250	2,442

Fulton County Dev. Auth., Children's Healthcare of Atlanta, Series C, 5.00%, 7/1/34	1,475	1,637
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/31	400	437
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/32	1,000	1,091
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/33	2,000	2,177
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%, 4/1/34	2,515	2,733
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/26	1,860	2,004
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/28	1,200	1,318
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/29	1,780	1,951
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/30	6,300	6,894
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/35	5,000	5,458
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series A, 5.00%, 2/15/37	2,500	2,725
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/28	2,500	2,757
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/29	2,750	3,018
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/31	2,365	2,576
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/32	3,660	3,980
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health, Series B, 5.00%, 2/15/33	3,390	3,683
Georgia Ports Auth., 4.00%, 7/1/38	3,180	3,292
Georgia Ports Auth., 4.00%, 7/1/39	2,500	2,583
Georgia Ports Auth., 4.00%, 7/1/42	2,875	2,914
Georgia Ports Auth., 4.00%, 7/1/43	6,750	6,793
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/32	1,000	1,091
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/34	1,205	1,310
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%, 4/1/35	1,000	1,085
Main Street Natural Gas, Series A, 5.00%, 5/15/28	3,800	4,052
Main Street Natural Gas, Series A, 5.50%, 9/15/22	3,230	3,271
Main Street Natural Gas, Series A, 5.50%, 9/15/24	2,500	2,634
Main Street Natural Gas, Series A, 5.50%, 9/15/27	11,060	12,152

Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender 9/1/27)	15,200	15,611
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A, 5.00%, 5/15/43	2,000	2,102
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	5,795	5,902
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	17,530	17,867
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D, FRN, 67% of 1M USD LIBOR + 0.83%, 1.135%, 8/1/48 (Tender 12/1/23)	14,725	14,650
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%, 7/1/32	5,000	5,415
Monroe County Dev. Auth., Florida Power & Light, VRDN, 0.42%, 6/1/49 (2)	2,000	2,000
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/29	9,290	10,219
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/30	1,870	2,051
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/31	1,965	2,154
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/32	1,060	1,162
Municipal Electric Auth. of Georgia, General Power Revenue, 5.00%, 1/1/33	665	729
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/30	2,675	2,935
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/31	1,560	1,710
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/32	1,700	1,863
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/33	1,845	2,022
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/34	2,005	2,195
Municipal Electric Auth. of Georgia, Power Revenue, Series HH, 5.00%, 1/1/35	3,415	3,735
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%, 1/1/28	8,660	9,350
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35	255	286
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/36	325	363
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37	455	507
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38	470	521
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39	765	846
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42	2,310	2,527
Savannah Economic Dev. Auth., Marshes of Skidaway Island, 6.00%, 1/1/24 (5)	330	345

Savannah Economic Dev. Auth., Marshes of Skidaway Island, 7.00%, 1/1/34 (Prerefunded 1/1/24) (3)	3,000	3,221
		329,209
HAWAII 0.4%		
Hawaii Airports System, Series A, 5.00%, 7/1/43 (2)	6,000	6,333
Hawaii Airports System, Series D, 4.00%, 7/1/37	16,800	17,008
		23,341
IDAHO 0.1%		
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25	1,055	1,102
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26	1,000	1,045
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28	745	778
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	650	678
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30	725	756
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31	720	750
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32	1,000	1,042
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29	2,185	2,350
		8,501
ILLINOIS 3.5%		
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (2)	23,000	24,091
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29 (2)	5,450	5,681
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30 (2)	13,000	13,519
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31	3,600	3,858
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34	8,450	9,171
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/22	3,405	3,415
Chicago Transit Auth., Federal Highway, 5.00%, 6/1/23	4,150	4,273
Chicago Wastewater, Series A, 5.00%, 1/1/32	4,045	4,367
Chicago Wastewater, Series A, 5.00%, 1/1/33	4,250	4,585
Chicago Wastewater, Series A, 5.00%, 1/1/34	4,460	4,807
Illinois, GO, 4.00%, 6/1/32	530	528
Illinois, GO, 4.00%, 6/1/35	2,075	2,013
Illinois, GO, 5.375%, 5/1/23	1,080	1,110
Illinois, GO, 5.50%, 5/1/24	1,000	1,050
Illinois, GO, 5.50%, 5/1/25	1,000	1,069
Illinois, Series A, GO, 5.00%, 3/1/24	345	358
Illinois, Series A, GO, 5.00%, 3/1/25	1,700	1,788
Illinois, Series A, GO, 5.00%, 10/1/25	2,050	2,172
Illinois, Series A, GO, 5.00%, 11/1/25	4,115	4,365
Illinois, Series A, GO, 5.00%, 3/1/26	2,500	2,662
Illinois, Series A, GO, 5.00%, 3/1/27	4,000	4,299
Illinois, Series A, GO, 5.00%, 12/1/27	7,685	8,297
Illinois, Series A, GO, 5.00%, 12/1/28	5,000	5,422
Illinois, Series B, GO, 5.00%, 3/1/24	875	908
Illinois, Series B, GO, 5.00%, 3/1/25	1,375	1,446

Illinois, Series B, GO, 5.00%, 3/1/26	2,325	2,475
Illinois, Series B, GO, 5.00%, 3/1/27	4,525	4,863
Illinois, Series C, GO, 5.00%, 11/1/29	4,000	4,271
Illinois, Series D, GO, 5.00%, 11/1/24	4,385	4,594
Illinois, Series D, GO, 5.00%, 11/1/25	20,535	21,783
Illinois, Series D, GO, 5.00%, 11/1/26	2,500	2,679
Illinois, Series D, GO, 5.00%, 11/1/27	5,525	5,962
Illinois, Series D, GO, 5.00%, 11/1/28	4,755	5,106
Illinois Fin. Auth., Series A, 4.00%, 7/15/35	2,625	2,686
Illinois Fin. Auth., Series A, 4.00%, 7/15/36	5,000	5,110
Illinois Fin. Auth., Series A, 4.00%, 7/15/37	3,200	3,267
Illinois Fin. Auth., Series A, 4.00%, 7/15/38	4,255	4,335
Illinois Fin. Auth., Series A, 4.00%, 7/15/39	6,640	6,752
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27	1,275	1,357
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28	1,150	1,222
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35	2,750	2,659
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38	2,000	1,903
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39	3,000	2,840
Metropolitan Pier & Exposition Auth., McCormick Place, Series B, 5.00%, 12/15/28	9,000	9,036
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23	5,075	5,206
		213,360
INDIANA 0.1%		
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%, 1/1/29	4,250	4,503
Valparaiso, Pratt Paper, 5.875%, 1/1/24 (2)	860	882
		5,385
IOWA 0.5%		
Iowa Fin. Auth., Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50 (Tender 12/1/37)	5,980	6,366
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)	20,435	21,565
		27,931
KANSAS 0.5%		
Kansas DFA, Adventist Health/Sunbelt, Series A, 5.00%, 11/15/32	11,400	11,422
Kansas DFA, Adventist Health/Sunbelt, Series B, VRDN, 5.00%, 11/15/54 (Tender 11/15/28)	9,480	10,535
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/23	1,155	1,175
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/25	1,000	1,046
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/26	1,045	1,103

Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%, 5/15/28	2,300	2,443
		27,724
KENTUCKY 1.0%		
Ashland, Ashland Medical Center, 5.00%, 2/1/27	660	722
Ashland, Ashland Medical Center, 5.00%, 2/1/29	805	899
Ashland, Ashland Medical Center, 5.00%, 2/1/30	370	416
Ashland, Ashland Medical Center, 5.00%, 2/1/31	460	508
Ashland, Ashland Medical Center, 5.00%, 2/1/32	125	138
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/27	8,625	9,422
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/28	3,105	3,387
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/29	5,250	5,714
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/31	1,000	1,083
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/32	3,250	3,513
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48 (Tender 4/1/24)	10,000	10,142
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50 (Tender 2/1/28)	23,350	23,811
		59,755
LOUISIANA 0.6%		
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (2)	8,925	8,322
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	5,075	5,009
New Orleans Aviation Board, North Terminal Project, Series B, 5.00%, 1/1/29 (2)	4,400	4,586
New Orleans Aviation Board, North Terminal Project, Series B, 5.00%, 1/1/31 (2)	6,000	6,231
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40 (Tender 6/1/22)	2,300	2,304
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.00%, 6/1/37 (Tender 4/1/23)	1,900	1,878
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN, 2.10%, 6/1/37 (Tender 7/1/24)	3,500	3,397
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/22	3,315	3,318
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 5/15/23	1,500	1,541
		36,586

MARYLAND 2.6%

Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%, 4/1/25	700	700
Baltimore City, Series C, 5.00%, 7/1/27	500	519
Baltimore City, Series C, 5.00%, 7/1/28	1,165	1,207
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34	3,570	3,851
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26	3,030	3,144
Baltimore City, Water Project, Series C, 5.00%, 7/1/34	2,155	2,324
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/23	990	1,000
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24	2,500	2,550
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25	1,550	1,613
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26	2,595	2,738
Howard County, Series D, GO, 5.00%, 2/15/31	5,480	6,158
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28 (2)	1,000	1,090
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29 (2)	1,000	1,099
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30 (2)	1,000	1,103
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (2)	1,150	1,273
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (2)	2,500	2,762
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33 (2)	1,150	1,268
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (2)	1,000	1,099
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (2)	1,000	1,094
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/26	2,135	2,308
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/27	1,040	1,139
Maryland Economic Dev., Transportation Fac. Project, Series A, 5.00%, 6/1/28	1,000	1,107
Maryland HHEFA, 5.00%, 7/1/28 (Prerefunded 7/1/24) (3)	2,275	2,390
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3)	2,350	2,468
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29	2,000	2,177
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30	2,180	2,370
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31	1,950	2,119
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25 (Prerefunded 7/1/22) (3)	1,000	1,006
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%, 5/15/31	2,660	2,825
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29	10,365	11,033
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30	2,785	2,963
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31	1,670	1,776
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26	2,500	2,590
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28	4,000	4,142
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38	2,020	2,088
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/33	1,000	1,062
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)	8,705	9,233

Maryland HHEFA, Univ. of Maryland Medical System, Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)	2,400	2,623
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27 (Prerefunded 7/1/24) (3)	3,200	3,388
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/28 (Prerefunded 7/1/24) (3)	12,180	12,896
Maryland Stadium Auth., Construction & Revitalization, 5.00%, 5/1/33	4,150	4,615
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37	1,500	1,550
Maryland State Transportation Auth., Series A, 4.00%, 7/1/38	500	514
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40	1,250	1,270
Maryland State Transportation Auth., Series A, 5.00%, 7/1/34	1,325	1,525
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35	2,000	2,294
Maryland State Transportation Auth., Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (2)	1,000	1,091
Montgomery County, Series A, GO, 5.00%, 11/1/25	11,060	12,018
Montgomery County, Series C, GO, 5.00%, 10/1/24	11,460	12,177
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/22	520	523
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23	650	662
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27	1,465	1,521
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	1,075	1,106
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/23	1,230	1,234
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/24	750	753
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/25	1,000	1,002
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/31	1,000	946
Washington County, Homewood Maryland Obligated Group, 4.00%, 5/1/36	2,825	2,559
		157,655
MASSACHUSETTS 1.4%		
Massachusetts, GO, 5.00%, 7/1/37	5,000	5,695
Massachusetts, GO, 5.00%, 7/1/38	3,250	3,696
Massachusetts, Series B, GO, 5.25%, 9/1/22 (7)	8,000	8,103
Massachusetts, Series C, GO, 5.50%, 12/1/23 (11)	4,500	4,733
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/37	3,750	3,889
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/38	2,500	2,588
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/39	4,325	4,452
Massachusetts Bay Transportation Auth., Series A-1, 4.00%, 7/1/40	4,050	4,146

Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2, VRDN, 5.00%, 7/1/38 (Tender 1/30/25)	10,000	10,614
Massachusetts School Building Auth., Series B, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3)	245	247
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series A, 5.00%, 8/15/27 (Prerefunded 8/15/22) (3)	4,850	4,900
Massachusetts School Building Auth., One Percent Dedicated Sales Tax, Series B, 5.00%, 8/15/30 (Prerefunded 8/15/22) (3)	5,260	5,315
Massachusetts Transportation Fund Revenue, Series A, 5.00%, 6/1/40	11,590	13,180
Massachusetts Transportation Fund Revenue, Series A, 5.00%, 6/1/41	10,000	11,329
		82,887
MICHIGAN 4.0%		
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/25 (7)	605	634
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/26 (7)	500	523
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/27 (7)	1,280	1,339
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/28 (7)	1,000	1,046
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A, 5.00%, 7/1/30 (7)	1,200	1,254
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/31	8,560	9,333
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/32	3,500	3,800
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%, 7/1/33	14,085	15,288
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%, 7/1/36	17,950	19,461
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46	8,000	8,576
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28	9,505	10,414
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29	6,225	6,803
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30	8,115	8,851
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31	5,540	6,040
Karegnondi Water Auth., Water Supply System, Series A, 5.00%, 11/1/22	2,810	2,855
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply, Series C, 5.00%, 7/1/35	1,000	1,064
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28	8,890	9,658
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30	11,880	12,885
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31	3,000	3,251
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32	480	520
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34	6,580	7,113

Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/41	9,695	10,434
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28	2,505	2,670
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29	1,000	1,065
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30	850	905
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31	2,250	2,394
Michigan Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/31 (Prerefunded 6/1/22) (3)	6,960	6,981
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29	5,000	5,377
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/34	5,000	5,463
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/35	5,750	6,274
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%, 12/1/37	5,000	5,439
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/32	1,325	1,450
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, 5.00%, 12/1/32 (Prerefunded 12/1/27) (3)	155	174
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/30	1,700	1,866
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group, Series C, 5.00%, 12/1/31	1,050	1,153
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(7)	14,615	15,511
Wayne County Airport Auth., Series A, 5.00%, 12/1/37	2,020	2,046
Wayne County Airport Auth., Series B, 4.00%, 12/1/24 (1)(2)	11,730	12,028
Wayne County Airport Auth., Series B, 5.00%, 12/1/26 (2)	3,155	3,393
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (2)	1,810	1,961
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2)	800	864
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2)	600	646
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2)	1,360	1,458
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2)	800	854
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2)	1,450	1,542
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (2)	1,595	1,741
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (2)	3,850	4,099
Wayne County Airport Auth., Series F, 5.00%, 12/1/28 (2)	8,125	8,577
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (2)	3,500	3,654
Wayne County Airport Auth., Series G, 5.00%, 12/1/33	1,485	1,585
		242,312

MINNESOTA 0.3%

Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/27	6,500	6,739
Minneapolis-Saint Paul Metropolitan Airports Commission, Series A, 5.00%, 1/1/31	3,580	3,702

Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%, 12/1/52 (Tender 12/1/27)	8,425	8,697
		19,138
MISSISSIPPI 0.1%		
Jackson County, Chevron USA Project, VRDN, PCR, 0.33%, 6/1/23	550	550
Mississippi Business Fin., Gulf Power, VRDN, 0.42%, 11/1/42 (2)	4,400	4,400
		4,950
MISSOURI 0.4%		
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2)	6,400	6,278
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (2)	3,720	4,065
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%, 3/1/33 (2)	2,550	2,737
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30	4,750	5,147
Missouri HEFA, Washington University, Series C, VRDN, 0.36%, 3/1/40	1,000	1,000
Saint Louis Airport, Series B, 5.00%, 7/1/22 (2)(7)	1,050	1,056
Saint Louis Airport, Series B, 5.00%, 7/1/23 (2)(7)	975	1,002
Saint Louis Airport, Series B, 5.00%, 7/1/24 (2)(7)	1,075	1,121
Saint Louis Airport, Series B, 5.00%, 7/1/25 (2)(7)	2,725	2,879
		25,285
MONTANA 0.1%		
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23	835	845
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24	880	900
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25	925	952
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26	970	1,001
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28	1,060	1,103
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31	1,250	1,284
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32	445	456
		6,541
NEBRASKA 0.7%		
Central Plains Energy, Nebraska Gas, 5.25%, 9/1/37	4,000	4,042
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49 (Tender 8/1/25)	8,580	8,766
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27	4,000	4,323
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29	4,000	4,380
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30	10,000	10,945
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31	2,000	2,198
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32	5,805	6,408
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/35	1,000	1,111
		42,173

NEVADA 0.2%

Truckee Meadows Water Auth., 5.00%, 7/1/32	4,000	4,357
Truckee Meadows Water Auth., 5.00%, 7/1/34	3,965	4,310
Truckee Meadows Water Auth., 5.00%, 7/1/35	1,195	1,298
		9,965

NEW HAMPSHIRE 0.2%

New Hampshire Businessl Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34	11,089	11,432
		11,432

NEW JERSEY 2.5%

New Jersey Economic Dev. Auth., Continental Airlines, 5.125%, 9/15/23 (2)	3,365	3,421
New Jersey Economic Dev. Auth., Continental Airlines, Series B, 5.625%, 11/15/30 (2)	2,000	2,094
New Jersey Economic Dev. Auth., Crains Mill Project, 5.00%, 1/1/49	5,800	6,022
New Jersey Economic Dev. Auth., Crane Mill Project, 5.00%, 1/1/34	2,025	2,147
New Jersey Economic Dev. Auth., Transportation System, 5.00%, 11/1/33	4,750	5,138
New Jersey Economic Dev. Auth., Transportation System, 5.00%, 11/1/34	4,350	4,688
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (7)	1,200	1,299
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A, 5.25%, 7/1/28	5,000	5,143
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/32	5,275	5,737
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 6/15/33	4,000	4,312
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	5,805	6,220
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%, 6/15/35	7,500	8,086
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%, 6/15/36	2,750	2,959
New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/31	5,000	5,482
New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/32	3,000	3,263
New Jersey Transportation Trust Fund Auth., Series B, 5.00%, 6/15/33	3,000	3,234
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%, 6/15/38	3,500	3,421
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%, 6/15/39	3,000	2,916

New Jersey Transportation Trust Fund Auth., Series BB, 4.00%, 6/15/40	3,275	3,171
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%, 6/15/41	1,150	1,109
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/29	4,800	5,245
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/32	2,220	2,396
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%, 6/15/44	5,070	5,309
New Jersey Transportation Trust Fund Auth., Highway Reimbursement, 5.00%, 6/15/22	5,000	5,019
New Jersey Transportation Trust Fund Auth., Transportation System, Series 2018A, 5.00%, 12/15/24	5,000	5,269
New Jersey Transportation Trust Fund Auth., Transportation System, Series 2019A, 5.00%, 12/15/24	5,225	5,506
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27 (Prerefunded 7/1/22) (3)	810	815
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/27 (Prerefunded 1/1/23) (3)	5,495	5,613
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/28 (Prerefunded 1/1/23) (3)	11,110	11,349
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33	5,000	5,472
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25	2,000	2,127
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%, 6/1/30	8,955	9,370
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%, 6/1/31	1,425	1,488
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/22	400	401
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/23	1,945	1,989
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%, 6/1/24	2,630	2,729
		149,959
NEW MEXICO 0.3%		
Farmington PCR, Public Services of New Mexico, San Juan Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)	2,000	1,917
Farmington PCR, Public Services of New Mexico, San Juan Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)	5,750	5,640
Farmington PCR, Public Services of New Mexico, San Juan Project, Series F, VRDN, 1.20%, 6/1/40 (Tender 6/1/22) (2)	1,750	1,748
New Mexico Hosp. Equipment Loan Council, Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	9,750	10,470
		19,775

NEW YORK 12.8%

Dormitory Auth. of the State of New York, Series A, 4.00%, 3/15/44	15,000	14,950
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/30	1,250	1,394
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/32	1,350	1,501
Dormitory Auth. of the State of New York, New York Univ., Series A, 5.00%, 7/1/32	5,525	6,080
Dormitory Auth. of the State of New York, Orange Regional Medical, 5.00%, 12/1/31 (1)	1,100	1,171
Dormitory Auth. of the State of New York, Pace Univ., Series A, 5.00%, 5/1/25 (Prerefunded 5/1/23) (3)	25	26
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded Balance, Series A, 5.00%, 5/1/25	975	992
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 2/15/28	6,300	6,559
Dormitory Auth. of the State of New York, Personal Income Tax, Series A, 5.00%, 3/15/33	8,490	9,027
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/26	20,000	21,754
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/32	18,985	20,788
Dormitory Auth. of the State of New York, Personal Income Tax, Series B, 5.00%, 2/15/35	23,225	25,148
Dormitory Auth. of the State of New York, Personal Income Tax, Series D, 4.00%, 2/15/40	9,680	9,716
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/29	8,000	8,718
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/34	5,000	5,419
Dormitory Auth. of the State of New York, Sales Tax, Series A, 5.00%, 3/15/35	3,425	3,744
Metropolitan Transportation Auth., Series C, 5.00%, 11/15/22	3,380	3,433
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24	6,180	6,509
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35	10,000	10,532
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29	10,000	10,689
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30	5,000	5,338
Metropolitan Transportation Auth., Series E, 5.00%, 11/15/25 (Prerefunded 11/15/22) (3)	4,000	4,073
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A, 5.00%, 11/15/27	9,925	10,067
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%, 1/1/41 (1)	680	599
Nassau County IDA, Amsterdam at Harborside, Series B, VR, 5.00%, 1/1/58	1,224	864

Nassau County Local Economic Assistance, Catholic Health Services of Long Island, 5.00%, 7/1/27	1,650	1,731
New York City, Series 1, GO, 5.00%, 8/1/25	13,000	13,960
New York City, Series A-1, GO, 4.00%, 8/1/40	17,365	17,413
New York City, Series A-1, GO, 5.00%, 8/1/29	8,500	9,627
New York City, Series A-1, GO, 5.00%, 8/1/30	5,025	5,731
New York City, Series A-1, GO, 5.00%, 8/1/33	1,500	1,692
New York City, Series B-1, GO, 5.00%, 12/1/31	2,000	2,173
New York City, Series B-1, GO, 5.00%, 10/1/35	1,785	1,952
New York City, Series B-1, GO, 5.00%, 10/1/37	3,070	3,352
New York City, Series D, GO, 5.00%, 8/1/28	9,965	10,187
New York City, Series E, GO, 5.00%, 8/1/28	6,125	6,329
New York City, Series E, GO, 5.00%, 8/1/29	2,770	2,831
New York City, Series E-3, GO, 5.00%, 8/1/23	7,100	7,107
New York City, Series F-1, GO, 5.00%, 3/1/28 (Prerefunded 3/1/23) (3)	9,000	9,231
New York City, Series F-1, GO, 5.00%, 3/1/44	5,700	6,279
New York City, Series I, GO, 5.00%, 3/1/28	14,730	15,385
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/32 (7)	5,470	5,642
New York City Municipal Water Fin. Auth., Series AA, 5.00%, 6/15/37	19,000	20,840
New York City Municipal Water Fin. Auth., Series AA, 5.00%, 6/15/40	5,195	5,751
New York City Municipal Water Fin. Auth., Series BB, 5.00%, 6/15/31	5,680	6,287
New York City Municipal Water Fin. Auth., Series CC, 4.00%, 6/15/41	2,530	2,536
New York City Municipal Water Fin. Auth., Series DD, 5.00%, 6/15/26	6,350	6,947
New York City Municipal Water Fin. Auth., Series EE, 5.00%, 6/15/29	7,490	7,524
New York City Municipal Water Fin. Auth., Series EE, 5.00%, 6/15/31	13,070	13,128
New York City Municipal Water Fin. Auth., Series FF, 5.00%, 6/15/28	6,945	6,976
New York City Transitional Fin. Auth., Building Aid, Series S-1, 5.00%, 7/15/25	3,000	3,017
New York City Transitional Fin. Auth., Building Aid, Series S-1, 5.00%, 7/15/32	16,155	17,689
New York City Transitional Fin. Auth., Building Aid, Series S-2, 5.00%, 7/15/32	7,715	8,448
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34	5,160	5,660
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%, 11/1/31	10,000	11,433
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%, 2/1/33	9,000	9,744

New York City Transitional Fin. Auth., Future Tax, Series A-1, 5.00%, 8/1/24	11,500	12,151
New York City Transitional Fin. Auth., Future Tax, Series A-2, 5.00%, 8/1/36	16,840	18,287
New York City Transitional Fin. Auth., Future Tax, Series B-1, 4.00%, 11/1/39	8,500	8,566
New York City Transitional Fin. Auth., Future Tax, Series B-1, 5.00%, 8/1/35	10,600	11,971
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%, 11/1/27	19,480	20,842
New York City Transitional Fin. Auth., Future Tax, Series C-1, 4.00%, 2/1/39	6,000	6,038
New York City Transitional Fin. Auth., Future Tax, Series E-1, 5.00%, 2/1/37	9,320	10,416
New York City Transitional Fin. Auth., Future Tax, Series F-1, 5.00%, 5/1/33	11,300	12,272
New York City Transitional Fin. Auth., Future Tax, Series F-1, 5.00%, 5/1/34	3,000	3,257
New York City Transitional Fin. Auth., Future Tax, Series F-3, 5.00%, 2/1/31	7,450	8,028
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%, 10/1/35	6,930	7,866
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/25	1,000	1,026
New York State Thruway Auth., Personal Income Tax, Series A, 5.00%, 3/15/27	2,830	2,903
New York State Urban Dev., Series E, 4.00%, 3/15/43	8,335	8,328
New York State Urban Dev., Bidding Group, Series A, 4.00%, 3/15/38	4,000	4,042
New York State Urban Dev., Personal Income Tax, Series A, 4.00%, 3/15/45	12,000	11,888
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/23	10,725	11,013
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/24	6,325	6,642
New York State Urban Dev., Personal Income Tax, Series A, 5.00%, 3/15/41	5,250	5,791
New York State Urban Dev., Personal Income Tax, Series C, 5.00%, 3/15/28	14,775	15,102
New York State Urban Dev., Personal Income Tax, Series C-2, 5.00%, 3/15/33	18,775	20,539
New York Transportation Dev., American Airlines, 5.00%, 8/1/26 (2)	7,935	7,881
New York Transportation Dev., American Airlines, 5.00%, 8/1/31 (2)	4,980	4,914
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26 (2)	5,165	5,393
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2)	5,535	5,813

New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/23 (2)	1,575	1,618
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/24 (2)	1,250	1,298
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/25 (2)	850	890
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/28 (2)	1,450	1,539
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series A, 5.00%, 12/1/29 (2)	1,000	1,063
New York Transportation Dev., Terminal One Group, 5.00%, 1/1/23 (2)	1,845	1,874
Port Auth. of New York & New Jersey, 5.00%, 11/1/32 (2)	4,595	5,059
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/23 (2)	5,000	5,191
Port Auth. of New York & New Jersey, Series 186, 5.00%, 10/15/28 (2)	5,410	5,676
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/26 (2)	28,545	30,741
Port Auth. of New York & New Jersey, Series 222, 5.00%, 7/15/34	5,000	5,640
Port Auth. of New York & New Jersey, Series 223, 4.00%, 7/15/40 (2)	5,100	4,975
Port Auth. of New York & New Jersey, Consolidated Bonds, 4.00%, 9/1/39 (2)	1,400	1,367
Port Auth. of New York & New Jersey, Consolidated Bonds, Series 222, 5.00%, 7/15/32	150	171
Port Auth. of New York & New Jersey, Consolidated Bonds, Series 222, 5.00%, 7/15/33	3,065	3,474
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/26	32,550	33,090
Utility Debt Securitization Auth., Series TE, 5.00%, 12/15/29	9,190	9,584
		779,912

NORTH CAROLINA 2.0%

Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35	1,880	1,947
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36	1,875	1,940
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38	2,225	2,286
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39	610	623
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40	2,030	2,065
Charlotte Water & Sewer, 5.00%, 7/1/24	5,000	5,283
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN, 5.00%, 1/15/49 (Tender 12/1/31)	16,370	18,521
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%, 1/15/35	7,200	7,276
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/34	3,700	3,972
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%, 1/15/38	4,000	4,294

New Hanover County, Regional Medical Center, 5.00%, 10/1/30 (Prerefunded 10/1/27) (3)	4,235	4,724
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%, 1/1/33	5,205	5,645
North Carolina Eastern Municipal Power Agency, Series A, 5.00%, 1/1/26 (Prerefunded 7/1/22) (3)	1,195	1,202
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/22	855	860
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/23	595	606
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/24	705	726
North Carolina Medical Care Commission, Southminster, 5.00%, 10/1/25	485	503
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/30 (Prerefunded 6/1/25) (3)	2,715	2,915
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/31 (Prerefunded 6/1/25) (3)	7,000	7,515
North Carolina Medical Care Commission, Vidant Health, 5.00%, 6/1/32 (Prerefunded 6/1/25) (3)	2,000	2,147
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series A, 5.00%, 1/1/31	10,025	10,766
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/29	3,000	3,227
North Carolina Municipal Power Agency No. 1, Catawba Electric, Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26) (3)	215	233
North Carolina Municipal Power Agency No. 1, Catawba Electric, Unrefunded Balance, Series C, 5.00%, 1/1/30	9,785	10,516
North Carolina Turnpike Auth., 5.00%, 1/1/24 (7)	700	729
North Carolina Turnpike Auth., 5.00%, 1/1/25	1,320	1,383
North Carolina Turnpike Auth., 5.00%, 1/1/26 (7)	1,350	1,461
North Carolina Turnpike Auth., 5.00%, 1/1/27 (7)	2,400	2,643
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24	15,525	16,115
		122,123
OHIO 0.9%		
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2, 5.00%, 6/1/55	23,850	23,194
Cleveland Airport, Series A, 5.00%, 1/1/27 (7)	1,525	1,608
Cleveland Airport, Series A, 5.00%, 1/1/28 (7)	3,055	3,220
Cleveland Airport, Series A, 5.00%, 1/1/30 (7)	1,650	1,738
Cleveland Airport, Series A, 5.00%, 1/1/31 (7)	1,000	1,053
Columbus, Series A, GO, 4.00%, 8/15/27	4,625	4,839
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30	1,100	1,226
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31	1,000	1,114
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32	1,600	1,783
Hamilton County, Life Enriching Community, 5.00%, 1/1/23	400	406

Hamilton County, Life Enriching Community, 5.00%, 1/1/24	525	543
Hamilton County, Life Enriching Community, 5.00%, 1/1/25	800	840
Hamilton County, Life Enriching Community, 5.00%, 1/1/26	550	584
Hamilton County, Life Enriching Community, 5.00%, 1/1/31	1,500	1,555
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29 (Prerefunded 11/12/23) (3)	1,435	1,496
Montgomery County, Catholic Health Initiatives, Unrefunded Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23) (3)	2,670	2,777
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31	5,480	6,053
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33	2,735	3,002
		57,031
OREGON 0.5%		
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/23	250	252
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/25	280	286
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/27	305	312
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/28	320	325
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/29	335	338
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/30	355	358
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/31	370	373
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/32	390	393
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst, 5.00%, 5/15/33	410	412
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/25	500	537
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/26	450	492
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%, 8/15/27	500	554
Oregon, Series D, GO, 4.00%, 6/1/38	1,835	1,914
Oregon, Series D, GO, 4.00%, 6/1/39	1,820	1,894
Oregon, Series E, GO, 5.00%, 6/1/34	1,000	1,158
Oregon, Series E, GO, 5.00%, 6/1/35	850	983
Oregon, Series E, GO, 5.00%, 6/1/36	1,000	1,155
Oregon, Series E, GO, 5.00%, 6/1/37	1,420	1,638
Oregon, Series E, GO, 5.00%, 6/1/38	1,750	2,012
Oregon, Series E, GO, 5.00%, 6/1/39	5,245	6,019
Oregon, Series E, GO, 5.00%, 6/1/40	1,500	1,718
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (2)	3,185	3,397

Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2)	1,685	1,790
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2)	1,135	1,204
		29,514
PENNSYLVANIA 1.1%		
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/27	550	587
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/28	600	643
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/29	600	647
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%, 5/1/30	650	706
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/23 (1)	500	509
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/28 (1)	2,250	2,404
Allentown Neighborhood Improvement Zone Dev. Auth., City Center, 5.00%, 5/1/33 (1)	1,500	1,587
Chester County IDA, Longwood, 4.00%, 12/1/37	1,175	1,218
Chester County IDA, Longwood, 4.00%, 12/1/39	2,880	2,987
Chester County IDA, Longwood, 4.00%, 12/1/40	2,250	2,329
Chester County IDA, Longwood, 4.00%, 12/1/41	2,500	2,555
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/25	1,655	1,755
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/26	2,000	2,150
Commonwealth Fin. Auth., Tobacco Master Settlement Payment, 5.00%, 6/1/27	2,000	2,175
Cumberland County Municipal Auth., Asbury Obligated Group, 4.50%, 1/1/36 (1)	4,005	3,812
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series B, 5.00%, 5/1/32	800	909
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series B, 5.00%, 5/1/33	2,000	2,263
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson Univ., Series B, 5.00%, 5/1/34	1,125	1,271
Philadelphia Airport, Series C, 5.00%, 7/1/28 (2)	9,280	10,080
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System, 5.00%, 7/1/35 (7)	3,250	3,608
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System, 5.00%, 7/1/36 (7)	2,000	2,216
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System, 5.00%, 7/1/37 (7)	1,605	1,776
State Public School Building Auth., Philadelphia School Dist., Series A, 5.00%, 6/1/31 (7)	9,160	9,974

State Public School Building Auth., Philadelphia School Dist., Series A, 5.00%, 6/1/32 (7)	10,000	10,870
		69,031
PUERTO RICO 3.8%		
Puerto Rico Commonwealth, VR, 11/1/43 (12)	13,085	6,804
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33 (1)(4)	7,470	7,980
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	3,885	3,907
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/35 (1)	15,000	15,806
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/47 (1)	5,000	5,192
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	3,565	3,586
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	4,115	4,139
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon, 7/1/24	1,352	1,230
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon, 7/1/33	3,383	1,930
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%, 7/1/33	4,629	4,293
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%, 7/1/35	2,363	2,184
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%, 7/1/37	2,028	1,822
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%, 7/1/41	2,757	2,476
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%, 7/1/46	2,868	2,512
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%, 7/1/23	2,936	2,971
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%, 7/1/25	2,928	3,024
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%, 7/1/27	2,901	3,074
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%, 7/1/29	10,670	11,479
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%, 7/1/31	40,272	43,983
Puerto Rico Electric Power Auth., A-RSA-1, 5.05%, 7/1/42 (9)(13)	130	124
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%, 7/1/27 (9)(13)	170	162
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%, 7/1/28 (9)(13)	500	480

Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/20 (9)(13)	630	602
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/24 (9)(13)	2,380	2,273
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/25 (9)(13)	830	793
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/26 (9)(13)	985	941
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%, 7/1/27 (9)(13)	130	124
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%, 7/1/28 (9)(13)	70	67
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%, 7/1/33 (9)(13)	6,525	6,264
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%, 7/1/18 (9)(13)	535	516
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/27 (9)(13)	215	206
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%, 7/1/40 (9)(13)	610	586
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%, 7/1/36 (9)(13)	480	464
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%, 7/1/17 (9)(13)	150	136
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/17 (9)(13)	265	253
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%, 7/1/28 (9)(13)	190	181
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/19 (9)(13)	1,890	1,814
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/23 (9)(13)	530	509
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%, 7/1/24 (9)(13)	225	216
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%, 7/1/34	20,221	20,687
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%, 7/1/58	16,723	17,140
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	9,647	7,159
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	34,049	23,502
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%, 7/1/40	17,370	17,173
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted, 4.329%, 7/1/40	2,365	2,338
		233,102

RHODE ISLAND 0.3%		
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9)	980	176
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/22 (5)	2,705	2,737
Rhode Island Health & Ed. Building, Care New England, Series A, 5.00%, 9/1/23 (5)	1,000	1,037
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/22	1,950	1,967
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/23	1,950	1,999
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/24	5,025	5,220
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/25	1,425	1,500
Rhode Island Health & Ed. Building, Care New England, Series B, 5.00%, 9/1/26	1,630	1,736
		16,372
SOUTH CAROLINA 1.4%		
Lexington County Health Services Dist., Lexington Medical Center, 5.00%, 11/1/27	2,595	2,886
Lexington County Health Services Dist., Lexington Medical Center, 5.00%, 11/1/29	3,010	3,313
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%, 10/1/48 (Tender 2/1/24)	21,000	21,304
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health System, 5.00%, 11/1/26 (Prerefunded 11/1/22) (3)	1,000	1,017
South Carolina Jobs-Economic Dev. Auth., Bon Secours Health System, 5.00%, 11/1/29 (Prerefunded 11/1/22) (3)	9,360	9,517
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/32	7,185	7,880
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/34	8,370	9,154
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligation Group, Series A, 5.00%, 5/1/43	4,440	4,798
South Carolina Public Service Auth., Series A, 4.00%, 12/1/37	2,000	2,026
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40	5,750	6,400
South Carolina Public Service Auth., Series B, 5.00%, 12/1/43	7,875	8,711
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30	2,140	2,395
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31	2,245	2,529
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32	1,340	1,519
		83,449
SOUTH DAKOTA 0.1%		
South Dakota HEFA, Sanford Health Group, Series B, 5.00%, 11/1/34	4,300	4,493
		4,493

TENNESSEE 2.8%

Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/25	1,300	1,369
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/26	1,000	1,050
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/27	1,050	1,099
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/28	1,000	1,045
Chattanooga Health Ed. & Housing Fac. Board, Student Housing, CDFI Phase I, 5.00%, 10/1/29	1,000	1,043
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/25	2,500	2,566
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/30	2,735	2,993
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/31	5,560	5,681
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/32	4,000	4,085
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/33	9,060	9,246
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/34	4,550	4,643
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, 5.00%, 7/1/37	10,325	11,164
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series 2018A, 5.00%, 7/1/36	2,255	2,440
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45 (2)	12,235	13,104
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/22 (2)	2,250	2,261
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (2)	670	699
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25 (2)	2,350	2,483
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO, 5.00%, 7/1/32 (Prerefunded 7/1/25) (3)	8,000	8,615
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/30	2,250	2,438
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31	1,010	1,134
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,000	2,150
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	6,580	7,040
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	5,000	5,306
Tennergy, Series A, VRDN, 4.00%, 12/1/51 (Tender 9/1/28)	23,805	24,200
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)	10,000	10,418
Tennessee, Series B, GO, 5.00%, 8/1/30	6,860	7,541
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	12,910	13,478

Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	4,945	5,265
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52 (Tender 11/1/31)	14,670	15,952
		170,508
TEXAS 10.1%		
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%, 2/15/35 (7)	2,500	2,777
Austin Airport, North Terminal Project, Series 2019B, 5.00%, 11/15/33 (2)	2,000	2,171
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/25 (2)	650	695
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/26 (2)	1,100	1,194
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/29 (2)	1,200	1,284
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/31 (2)	1,550	1,653
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/32 (2)	1,700	1,857
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/33 (2)	1,130	1,195
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/36 (2)	1,000	1,077
Austin Airport, North Terminal Project, Series B, 5.00%, 11/15/37 (2)	2,680	2,885
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/23	2,450	2,481
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/24	1,130	1,156
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/25	700	723
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/26	1,790	1,862
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/30	2,455	2,557
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/31	1,800	1,872
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/33	2,450	2,539
Austin Convention Enterprises, Convention Center, 1st Tier, Series A, 5.00%, 1/1/34	1,000	1,033
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/23	1,000	1,007
Austin Convention Enterprises, Convention Center, 2nd Tier, Series B, 5.00%, 1/1/24	500	504
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30	5,340	5,863

Central Texas Regional Mobility Auth., 5.00%, 1/1/23	1,050	1,071
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/23	475	483
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/33 (Prerefunded 1/1/23) (3)	2,600	2,655
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45	4,750	5,053
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37	1,640	1,662
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38	3,750	3,786
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39	7,105	7,148
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34	900	918
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36	1,250	1,271
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32	1,200	1,316
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33	10,000	10,685
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29	3,840	4,086
Cypress-Fairbanks Independent School Dist., Series A, GO, 4.00%, 2/15/37	675	710
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32 (Prerefunded 12/1/25) (3)	5,000	5,421
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/33 (Prerefunded 12/1/25) (3)	1,825	1,979
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24	1,025	1,084
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25	910	977
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26	1,500	1,638
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29 (2)	6,000	6,194
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/29	5,985	6,071
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/27	1,310	1,359
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28	2,000	2,075
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/29	1,300	1,349
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28	1,850	1,919
Decatur Hosp. Auth., Wise Regional Health, Series A, 5.00%, 9/1/22	450	455
Grand Parkway Transportation, Grand Parkway System, 4.00%, 10/1/45	19,285	19,074
Grand Parkway Transportation, Tela Supported, Series A, 5.00%, 10/1/34	8,495	9,353
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health System, VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	5,275	5,381
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	5,500	5,814
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health System, Series A, 5.00%, 12/1/24	2,170	2,291
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24) (3)	3,300	3,512
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/31	3,000	3,348
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%, 8/15/32	2,550	2,844

Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28	2,180	2,348
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (2)	8,350	8,657
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24 (2)	7,335	7,463
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2)	10,200	10,479
Houston Combined Utility, Series A, 4.00%, 11/15/33	1,200	1,273
Houston Combined Utility, Series A, 4.00%, 11/15/34	1,225	1,292
Houston Combined Utility, Series A, 4.00%, 11/15/35	1,610	1,689
Houston Combined Utility, Series C, 5.00%, 5/15/27	8,950	9,373
Houston Combined Utility, Series C, 5.00%, 5/15/28	6,655	6,969
Houston Independent School Dist., GO, 5.00%, 2/15/31	3,710	4,083
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31	3,275	3,544
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32	6,500	7,033
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25	2,485	2,596
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/27 (Prerefunded 3/1/24) (3)	6,000	6,283
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/31	750	845
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/32	1,000	1,121
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/33	1,100	1,227
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/34	1,000	1,111
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/35	1,100	1,227
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/36	2,750	3,050
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/37	1,335	1,486
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/38	1,900	2,102
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/39	1,400	1,551
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/40	1,500	1,659
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/41	4,250	4,679
Lower Colorado River Auth., LCRA Transmission Services Project, 5.00%, 5/15/46	5,375	5,856
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/26	2,890	2,969
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/28	9,800	10,061
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/30	13,805	14,159
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/31	10,125	10,381

Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/36	6,055	6,202
Lower Colorado River Auth., LCRA Transmission Services Project, Series A, 5.00%, 5/15/41	1,520	1,679
Lower Colorado River Auth., LCRA Transmission Services Project, Series D, 5.00%, 5/15/30	4,450	4,759
Lower Colorado River Auth., LCRA Transmission Services Project, Series D, 5.00%, 5/15/31	4,630	4,948
Mission Economic Dev., Natgasoline, Series B, 4.625%, 10/1/31 (1)(2)	10,700	11,055
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23	250	259
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24	500	521
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25	750	792
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26	1,020	1,075
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27	2,145	2,256
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29	780	817
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30	835	873
North Texas Tollway Auth., 1st Tier, 5.00%, 1/1/23 (5)	1,235	1,261
North Texas Tollway Auth., 1st Tier, Unrefunded, 5.00%, 1/1/23	1,875	1,914
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31	3,750	4,003
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/25	2,000	2,037
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/26	2,495	2,538
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27	5,525	5,736
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31	1,250	1,334
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38	3,305	3,608
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34	13,660	14,316
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/25	2,640	2,687
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/26	700	712
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30	6,530	6,982
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31	10,690	11,070
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32	1,815	1,964
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33	3,910	4,225
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%, 1/1/31	2,000	2,133
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy, 1.875%, 1/1/26 (1)(2)	300	280
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy, 2.00%, 1/1/27 (1)(2)	550	505
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy, 2.125%, 1/1/28 (1)(2)	525	473
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33	2,265	2,473
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/27	1,500	1,621
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/28	1,720	1,856

San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/29	1,200	1,294
San Antonio Independent School Dist., School Building, GO, 5.00%, 8/15/30	1,500	1,614
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources, Series A, 5.00%, 2/15/34	3,615	3,919
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%, 12/15/26	24,080	25,789
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior Lien, Series A, 5.25%, 12/15/25	4,460	4,761
Texas Municipal Gas Acquisition & Supply I, Senior Lien, Series A, 5.25%, 12/15/22	2,435	2,479
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28	3,600	3,851
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	21,700	23,312
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	5,600	6,035
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	7,825	8,468
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32	1,990	2,162
Texas Private Activity Bond Surface Transportation Corp, Tarrant Expressway, Series A, 5.00%, 12/31/32	1,000	1,093
Texas Private Activity Bond Surface Transportation Corp, Tarrant Expressway, Series A, 5.00%, 12/31/34	1,500	1,633
Texas Private Activity Bond Surface Transportation, Tarrant Expressway, Series A, 5.00%, 12/31/35	7,425	8,065
Texas Private Activity Bond Surface Transportation, Tarrant Expressway, Series A, 5.00%, 12/31/36	4,735	5,134
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23	14,000	14,562
Texas Transportation Commission, Central Texas Turnpike, Series B, 5.00%, 8/15/32	14,785	15,517
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/31	7,415	7,668
Texas Transportation Commission, Central Texas Turnpike, Series C, 5.00%, 8/15/32	465	481
Texas Transportation Commission, Mobility Fund, GO, 5.00%, 10/1/27	6,100	6,385
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/31	12,420	13,717
Texas Transportation Commission, Mobility Fund, Series A, GO, 5.00%, 10/1/33	8,000	8,802
Texas Transportation Commission, Mobility Fund, Series B, GO, 5.00%, 10/1/33	19,495	21,449
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27	2,500	2,636
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28	1,600	1,686
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28	12,080	12,722
		612,131
UTAH 1.5%		
Murray City, IHC Health Services, Series B, VRDN, 0.31%, 5/15/37	23,470	23,470

Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2)	3,925	4,170
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2)	3,500	3,762
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2)	2,200	2,350
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2)	2,560	2,723
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2)	8,750	9,656
Salt Lake City Airport, Series A, 5.00%, 7/1/32 (2)	1,825	1,959
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2)	5,050	5,412
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2)	4,155	4,564
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2)	3,500	3,743
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2)	6,000	6,410
Salt Lake City Airport, Series A, 5.00%, 7/1/42 (2)	6,695	7,042
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2)	7,750	8,206
Utah Transit Auth., Sales Tax, 5.00%, 6/15/28 (Prefunded 6/15/22) (3)	3,850	3,867
Vineyard Redev. Agency, 4.00%, 5/1/32 (7)	135	143
Vineyard Redev. Agency, 4.00%, 5/1/34 (7)	300	315
Vineyard Redev. Agency, 4.00%, 5/1/36 (7)	250	261
Vineyard Redev. Agency, 4.00%, 5/1/38 (7)	270	283
Vineyard Redev. Agency, 4.00%, 5/1/39 (7)	225	235
Vineyard Redev. Agency, 4.00%, 5/1/40 (7)	320	334
Vineyard Redev. Agency, 5.00%, 5/1/29 (7)	385	434
Vineyard Redev. Agency, 5.00%, 5/1/30 (7)	215	244
Vineyard Redev. Agency, 5.00%, 5/1/31 (7)	235	269
		89,852

VIRGINIA 4.0%

Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32	555	622
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33	1,265	1,414
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34	2,405	2,684
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35	500	557
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%, 7/1/23	1,010	1,023
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/30	1,400	1,635
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/31	1,450	1,677
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station, 5.00%, 8/1/32	2,200	2,540
Fairfax County IDA, Inova Health, 5.00%, 5/15/35	3,500	3,996
Fairfax County IDA, Inova Health, 5.00%, 5/15/36	2,825	3,224
Fairfax County IDA, Inova Health, 5.00%, 5/15/37	3,130	3,564
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26	4,795	5,234
Fairfax County Redev. & Housing Auth., Wedgewood Affordable Housing, 5.00%, 10/1/34	3,715	4,128
Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/30	1,645	1,711

Fredericksburg Economic Dev. Auth., Mary Washington Healthcare, 5.00%, 6/15/31	1,000	1,040
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/27 (Prerefunded 6/15/25) (3)	3,125	3,367
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%, 6/15/28 (Prerefunded 6/15/25) (3)	3,160	3,405
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/27 (Prerefunded 8/1/26) (3)	1,190	1,309
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 7/1/29 (Prerefunded 7/1/24) (3)	3,890	4,103
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/30 (Prerefunded 8/1/26) (3)	3,635	3,998
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%, 8/1/31 (Prerefunded 8/1/26) (3)	5,700	6,269
Hampton Roads Sanitation Dist., Wastewater, Unrefunded Balance, Series A, 5.00%, 8/1/27	2,280	2,500
Norfolk Economic Dev. Auth., Bon Secours Health, 5.00%, 11/1/28 (Prerefunded 11/1/22) (3)	5,000	5,084
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	3,795	4,282
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%, 7/1/53 (Tender 7/1/30)	1,540	1,716
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded 7/1/25) (3)	7,925	8,534
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded 7/1/25) (3)	13,000	14,000
Virginia College Building Auth., Series A, 5.00%, 9/1/29	4,825	5,273
Virginia College Building Auth., Series A, 5.00%, 9/1/29 (Prerefunded 9/1/26) (3)	175	192
Virginia College Building Auth., Public Higher Ed. Fin., Series A, 5.00%, 2/1/30 (Prerefunded 2/1/25) (3)	13,800	14,754
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41	5,940	6,198
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/25	5,500	5,906
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/30	7,900	8,738
Virginia Commonwealth Transportation Board, Series A, 5.00%, 5/15/32	7,075	7,795
Virginia Commonwealth Transportation Board, Federal Highway Transportation, 5.00%, 9/15/30	5,000	5,475
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/25	4,040	4,323
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 3/15/31	8,540	9,422
Virginia Commonwealth Transportation Board, Garvee, GAN, 5.00%, 9/15/31	6,725	7,416
Virginia Public Building Auth., Series A, 5.00%, 8/1/38	11,500	13,333

Virginia Public Building Auth., Series B, 5.00%, 8/1/23	3,025	3,134
Virginia Small Business Fin. Auth., Elizabeth River Crossing, 4.00%, 7/1/33 (2)(4)	3,250	3,247
Virginia Small Business Fin. Auth., Elizabeth River Crossing, 4.00%, 7/1/34 (2)(4)	4,000	3,977
Virginia Small Business Fin. Auth., Elizabeth River Crossing, 4.00%, 7/1/35 (2)(4)	2,850	2,825
Virginia Small Business Fin. Auth., Elizabeth River Crossing, 4.00%, 1/1/37 (2)(4)	5,000	4,918
Virginia Small Business Fin. Auth., Elizabeth River Crossing, 4.00%, 1/1/40 (2)(4)	5,655	5,507
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 7/1/33 (2)	5,000	5,477
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 7/1/34 (2)	5,660	6,105
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 7/1/35 (2)	5,000	5,381
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 1/1/36 (2)	2,000	2,151
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 1/1/37 (2)	2,000	2,147
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 7/1/37 (2)	5,665	6,082
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%, 7/1/38 (2)	2,095	2,245
Winchester Economic Dev. Auth., Valley Health System, 5.00%, 1/1/30	250	267
Winchester Economic Dev. Auth., Valley Health System, 5.00%, 1/1/31	2,275	2,431
Winchester Economic Dev. Auth., Valley Health System, 5.00%, 1/1/33	3,000	3,203
Winchester Economic Dev. Auth., Valley Health System, Series A, 5.00%, 1/1/27 (Prerefunded 1/1/24) (3)	750	782
Winchester Economic Dev. Auth., Valley Health System, Series A, 5.00%, 1/1/28 (Prerefunded 1/1/24) (3)	450	469
Winchester Economic Dev. Auth., Valley Health System, Series A, 5.00%, 1/1/29 (Prerefunded 1/1/24) (3)	945	986
		243,775

WASHINGTON 4.5%

Central Puget Sound Regional Transit Auth., Series S-1, 4.00%, 11/1/40	12,500	13,008
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%, 11/1/41	5,345	5,553
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/31 (Prerefunded 11/1/25) (3)	18,605	20,172

Central Puget Sound Regional Transit Auth., Series S-1, 5.00%, 11/1/32 (Prerefunded 11/1/25) (3)	6,480	7,026
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41	35,355	40,030
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/30	2,640	2,824
Energy Northwest, Columbia Generating Station, Series A, 5.00%, 7/1/34	4,850	5,345
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42	3,000	3,083
Port of Seattle, Series A, 5.00%, 8/1/31	3,500	3,525
Port of Seattle, Series B, 5.00%, 10/1/25 (2)	4,845	5,170
Port of Seattle, Series B, 5.00%, 3/1/32	2,000	2,099
Port of Seattle, Series C, 5.00%, 8/1/37 (2)	10,605	11,745
Port of Seattle, Series C, 5.00%, 8/1/38 (2)	10,265	11,347
Washington, Series C, GO, 5.00%, 2/1/35	9,775	11,342
Washington, Series C, GO, 5.00%, 2/1/46	6,530	7,335
Washington, Series R-2021A, GO, 5.00%, 6/1/33	2,150	2,465
Washington, Series R-2022, GO, 5.00%, 2/1/30	14,200	16,391
Washington Health Care Fac. Auth., Commonspirit Health, Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)	5,500	5,718
Washington Health Care Fac. Auth., Commonspirit Health, Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	1,550	1,635
Washington, Motor Vehicle Fuel Tax, GO, 5.00%, 7/1/26	4,130	4,153
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29	7,415	7,953
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%, 7/1/29	12,850	13,626
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%, 7/1/32	9,200	9,724
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34	15,540	17,151
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35	5,910	6,517
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35	5,630	6,257
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33	4,500	4,885
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34	5,000	5,424
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34	18,485	20,402
		271,905
WEST VIRGINIA 0.1%		
West Virginia Parkways Auth., 5.00%, 6/1/36	1,285	1,490
West Virginia Parkways Auth., 5.00%, 6/1/37	1,500	1,737
West Virginia Parkways Auth., 5.00%, 6/1/38	1,500	1,732
West Virginia Parkways Auth., 5.00%, 6/1/39	1,525	1,750
West Virginia Parkways Auth., 5.00%, 6/1/40	1,750	2,000
		8,709
WISCONSIN 1.3%		
Wisconsin, Series 1, GO, 5.00%, 5/1/30	2,250	2,594
Wisconsin, Series 1, GO, 5.00%, 5/1/31	2,805	3,226
Wisconsin, Series 3, GO, 5.00%, 11/1/29	13,500	14,938

Wisconsin, Series 3, GO, 5.00%, 11/1/30	13,740	15,169
Wisconsin, Series 3, GO, 5.00%, 11/1/32	10,835	11,930
Wisconsin, Series A, GO, 5.00%, 5/1/34	14,545	15,458
Wisconsin HEFA, Advocate Aurora Health Credit Group, Series B-3, VRDN, 5.00%, 8/15/54 (Tender 1/31/24)	4,500	4,729
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/23	515	534
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24	950	1,004
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25	1,420	1,531
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27	1,700	1,892
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29	770	855
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27 (1)	1,950	1,989
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31 (1)	1,220	1,223
		77,072
Total Investments in Securities 99.4% of Net Assets (Cost $6,263,867)		**$ 6,042,717**

‡ Par is denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $120,902 and represents 2.0% of net assets.

(2) Interest subject to alternative minimum tax.

(3) Prerefunded date is used in determining portfolio maturity.

(4) When-issued security

(5) Escrowed to maturity

(6) Insured by Build America Mutual Assurance Company

(7) Insured by Assured Guaranty Municipal Corporation

(8) Security is in default or has failed to make a scheduled interest and/or principal payment.

(9) Non-income producing

(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

(11) Insured by AMBAC Assurance Corporation

(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.

(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.

1M USD LIBOR One month USD LIBOR (London interbank offered rate)

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

BAN Bond Anticipation Note

CDA Community Development Administration/Authority

CDFI Community Development Financial Institution

The accompanying notes are an integral part of these financial statements.

April 30, 2022 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal Intermediate Fund (Investor Class), the Summit Municipal Intermediate Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

Fair Value The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs On April 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Mortgage-Backed Securities The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

When-Issued Securities The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

LIBOR Transition The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $807,716,000 and $865,487,000, respectively, for the six months ended April 30, 2022.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2021, the fund had $19,800,000 of available capital loss carryforwards.

At April 30, 2022, the cost of investments for federal income tax purposes was $6,264,297,000. Net unrealized loss aggregated $221,580,000 at period-end, of which $39,883,000 related to appreciated investments and $261,463,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At April 30, 2022, the effective annual group fee rate was 0.28%.

The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; other non-recurring expenses permitted by the investment management agreement; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $620,000 remain subject to repayment by the fund at April 30, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2022, expenses incurred pursuant to these service agreements were $53,000 for Price Associates and $93,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

As of April 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,000,290 shares of the Investor Class, representing 4% of the Investor Class’s net assets, and 1,321,473 shares of the I Class, representing less than 1% of the I Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2022, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of April 30, 2022.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 7–8, 2022 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Adviser

The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

Investment Performance of the Fund

The Board took into account discussions with the Adviser and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s total returns for various periods through December 31, 2021, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including relative performance information as of September 30, 2021, supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses

The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group), second quintile (Advisor Class Expense Group), and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract

As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2022